CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Net revenues	¥ 852,568	$ 131,037	¥ 1,054,235	¥ 1,353,627
Cost of revenues	(781,822)	(120,164)	(1,077,810)	(1,041,412)
Gross profit/(loss)	70,746	10,873	(23,575)	312,215
Other operating income/(loss)	(19,483)	(2,995)	(19,044)	13,911
Sales and marketing expenses	(61,770)	(9,494)	(93,603)	(115,621)
General and administrative expenses	(142,721)	(21,936)	(256,007)	(202,518)
Provision for doubtful accounts receivable and other receivable	(17,514)	(2,692)	(9,010)	3,892
Transaction tax on assets transfer	0	0	0	(27,733)
Research and development expenses	(81,748)	(12,564)	(104,018)	(103,110)
Impairment of long-lived assets	(21,757)	(3,344)	(399,094)	0
Impairment of long-term investments (net the of portion of loss recognized in other comprehensive income of nil, nil and RMB3,290,000 (US$506,000) during the years ended December 31, 2015, 2016 and 2017)	(3,690)	(567)	(18,240)	0
Operating loss	(277,937)	(42,719)	(922,591)	(118,964)
Interest income	1,430	220	4,669	4,618
Interest expense	(18,665)	(2,869)	(11,647)	(13,158)
Other income/(loss)	(5,303)	(815)	5,336	2,991
Foreign exchange gain/(loss)	(11,043)	(1,697)	14,209	13,164
Loss before income taxes	(311,518)	(47,880)	(910,024)	(111,349)
Income tax benefit/(expense)	(59,648)	(9,168)	(4,229)	22,614
Net loss	(371,166)	(57,048)	(914,253)	(88,735)
Less: net loss attributable to noncontrolling interest	(2,005)	(308)	(776)	(44)
Net loss attributable to the Company's shareholders	¥ (369,161)	$ (56,740)	¥ (913,477)	¥ (88,691)
Loss per share
Basic | (per share)	¥ (0.87)	$ (0.13)	¥ (2.24)	¥ (0.22)
Diluted | (per share)	¥ (0.87)	$ (0.13)	¥ (2.24)	¥ (0.22)
Shares used in loss per share computations:
Basic (in shares)	425,589,746	425,589,746	408,189,722	407,149,509
Diluted (in shares)	425,589,746	425,589,746	408,189,722	407,149,509
Foreign currency translation	¥ 714	$ 110	¥ (293)	¥ 264
Unrealized holding gain on available-for-sale investments	(4,195)	(645)	659	1,853
Amounts reclassified from accumulated other comprehensive income	3,290	506	(3,552)	0
Total other comprehensive income/(loss) net of tax	(191)	(29)	(3,186)	2,117
Comprehensive loss	(371,357)	(57,077)	(917,439)	(86,618)
Less: comprehensive loss attributable to noncontrolling interest	(2,005)	(308)	(776)	(44)
Comprehensive loss attributable to the Company’s shareholders	¥ (369,352)	$ (56,769)	¥ (916,663)	¥ (86,574)